SHARE-BASED PAYMENTS - DSU Activity (Details) - Deferred Share Unit (DSU)	12 Months Ended
	Mar. 31, 2018 shares	Mar. 31, 2017 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year (in shares)	691,698	701,205
Units granted (in shares)	99,632	86,599
Units redeemed (in shares)	(143,560)	(107,524)
Dividends paid in units (in shares)	27,327	11,418.0
Units outstanding, end of year (in shares)	675,097	691,698
Units vested, end of year (in shares)	675,097	691,698